RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended					9 Months Ended		12 Months Ended
	Sep. 30, 2023	Nov. 30, 2022	May 31, 2022	May 30, 2022	Jun. 30, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Related party cost								$ 344,000	$ 391,000
Sanovas Ophthalmology LLC [Member]
Related Party Transaction [Line Items]
Shares issued to offset related party debt, value	$ 950,086	$ 586,370	$ 353,432		$ 390,358
Advance funds received	900					$ 900
Related party cost						421,231	$ 292,452
Sanovas Ophthalmology LLC [Member] | Officer [Member]
Related Party Transaction [Line Items]
Related party cost						371,000	$ 106,000
Officer [Member]
Related Party Transaction [Line Items]
Advance funds received								109,185
Related Party [Member]
Related Party Transaction [Line Items]
Related party cost								453,047	$ 803,997
Advance funds received	$ 270,827					$ 270,827		$ 109,185
Common Stock [Member]
Related Party Transaction [Line Items]
issuance of shares of common stock		586,370	353,432		390,358
Shares issued to offset related party debt	316,695	586,370		353,432